BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employee contribution limit per calendar year (as a percent of pre-tax earnings)	50.00%	50.00%
Employer contribution limit per calendar year (as a percent of compensation)	3.00%
UNITED STATES
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Contributions by Employer	$ 6.5	$ 6.5	$ 5.0
All Other Countries [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Contributions by Employer	$ 2.9	$ 2.3	$ 1.4